Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Net sales	$ 370,195	$ 393,954	$ 1,153,925	$ 1,192,239
Cost of sales	271,481	284,798	853,204	857,907
Gross profit	98,714	109,156	300,721	334,332
Selling, general and administrative expenses	49,636	58,467	157,330	171,536
Research and development costs	4,793	4,872	14,836	14,577
Other expenses, net	3,189	3,069	10,167	6,166
Restructuring income	0	0	0	40,253
Restructuring expenses	2,710	905	3,833	12,673
Income from operations	38,386	41,843	114,555	169,633
Interest and other financial expense, net	6,500	6,190	20,509	23,349
Income from operations before income tax expense and equity in earnings of affiliated companies	31,886	35,653	94,046	146,284
Income tax expense	7,767	9,996	26,515	41,085
Equity in earnings of affiliated companies, net of tax	134	160	424	453
Net income	$ 24,253	$ 25,817	$ 67,955	$ 105,652
Weighted-average shares outstanding (in thousands of shares):
Basic (in shares)	60,212	59,590	59,907	59,545
Diluted (in shares)	61,453	60,743	61,231	60,875
Earnings per share (USD per share):
Basic (in USD per share)	$ 0.40	$ 0.43	$ 1.13	$ 1.77
Diluted (in USD per share)	$ 0.39	$ 0.43	$ 1.11	$ 1.74